Benefits offered to employees (Details 4)	Dec. 31, 2024	Dec. 31, 2023
Health Cares [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.46%	5.35%
Inflation rate	3.00%	3.00%
Aging factor	2.50%	2.50%
Medical inflation	3.25%	3.25%
Duration	12.12%	12.10%
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Discount rate	3.10%	3.60%
Inflation rate	2.00%	2.00%
Rate of increase in future salary levels	3.25%	3.25%
Rate of increase in future pension plan	2.25%	2.25%
Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Discount rate	3.10%	4.15%
Inflation rate	2.00%	2.00%
Rate of increase in future salary levels	3.25%	3.25%
Rate of increase in future pension plan	2.25%	2.25%